Earnings per share (EPS) - Narrative (Details) £ in Millions			12 Months Ended
	Jun. 02, 2018	Jun. 02, 2017 GBP (£)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 GBP (£)
Summary Of Dividends [Line Items]
Dividends paid			£ 4,487	£ 1,463	£ 1,337
Stock consolidation ratio	0.9167
Special dividend
Summary Of Dividends [Line Items]
Dividends paid		£ 3,170	£ 3,171	£ 0	£ 0